Employee Benefits - Amounts of Defined Benefit Obligations Affected by Reasonably Possible Changes to Respective Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Discount rate for defined benefit obligations [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	₩ (182,556)
Defined benefit obligation 1% decrease	221,953
Expected rate of salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Defined benefit obligation 1% increase	218,924
Defined benefit obligation 1% decrease	₩ (183,720)